Submission	Jan. 29, 2026
Submission [Line Items]
Central Index Key	0000826154
Registrant Name	Orrstown Financial Services, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A